CAPITAL AND OTHER EXPENDITURE COMMITMENTS - Minimum Revenue Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019
EXPENDITURE COMMITMENTS
Minimum revenue commitment	$ 70,589
Minimum Revenue Commitment shortfall	(2,757)
Operating lease commitments	9,100
Operating lease commitment
EXPENDITURE COMMITMENTS
Operating lease commitments		$ 500
Office equipment
EXPENDITURE COMMITMENTS
Finance lease assets	100
Future minimum finance lease payments	100
Vehicles
EXPENDITURE COMMITMENTS
Finance lease assets	300
Future minimum finance lease payments	300
Eagle Ford
EXPENDITURE COMMITMENTS
Minimum Revenue Commitment shortfall	2,800
Not later than one year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	15,789
Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	21,770
Later than two years and not later than three years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	21,797
Later than three years and not later than four years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	11,233
Hydrocarbon Handling And Gathering Agreement [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	45,666
Hydrocarbon Handling And Gathering Agreement [Member] | Not later than one year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	10,133
Hydrocarbon Handling And Gathering Agreement [Member] | Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	14,449
Hydrocarbon Handling And Gathering Agreement [Member] | Later than two years and not later than three years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	14,232
Hydrocarbon Handling And Gathering Agreement [Member] | Later than three years and not later than four years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	6,852
Crude Oil And Condensate Marketing Agreements [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	19,727
Crude Oil And Condensate Marketing Agreements [Member] | Not later than one year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	3,075
Crude Oil And Condensate Marketing Agreements [Member] | Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	4,706
Crude Oil And Condensate Marketing Agreements [Member] | Later than two years and not later than three years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	7,565
Crude Oil And Condensate Marketing Agreements [Member] | Later than three years and not later than four years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	4,381
Gas Processing Agreement [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	4,013
Gas Processing Agreement [Member] | Not later than one year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	1,993
Gas Processing Agreement [Member] | Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	2,020
Gas Transportation Agreements [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	1,183
Gas Transportation Agreements [Member] | Not later than one year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	588
Gas Transportation Agreements [Member] | Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	$ 595